Note 4 - Premises and Equipment (Details) - Major Classifications of Premises and Equipment (USD $)	Dec. 31, 2013	Dec. 31, 2012
Major Classifications of Premises and Equipment [Abstract]
Land	$ 2,250,789	$ 2,250,789
Buildings and improvements	11,763,779	11,812,386
Automobile	25,115	16,479
Furniture, fixtures and equipment	9,446,636	9,000,767
Leasehold improvements	271,799	271,799
	23,758,118	23,352,220
Less accumulated depreciation	(12,871,398)	(12,065,810)
Net premises and equipment	$ 10,886,720	$ 11,286,410